PROGRAM ACTIVITY	12 Months Ended
Dec. 31, 2025
EBP 002
Document Information [Line Items]
PROGRAM ACTIVITY	PROGRAM ACTIVITYIn 2024, RayzeBio, as plan sponsor of the RayzeBio 401(k) Plan and the Company, as sponsor of the Program, approved the merger of the RayzeBio 401(k) Plan into the Program. RayzeBio 401(k) plan participants' net assets in the amount of $6.9 million were transferred into the Program in January 2025.